Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Balance with Related Parties	Balances with related parties:
	June 30, 2018	December 31, 2017

Accrued expenses	$44	$71

Loan from Shareholders, net	$-	$164

Schedule of Related Party Expenses

Related parties’ expenses:

	Six months ended June 30,
	2018	2017
	Unaudited

Directors and management fees	$92	$51

Amortization of shareholders’ convertible loans discount and BCF	$-	$19

Interest on shareholders’ convertible note and loans	$-	$125